Derivative financial instruments - Embedded derivatives (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] item in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Disclosure Of Embedded derivatives [Line Items]
Derivative financial asset liabilities	$ 12,793,000	$ 101,434,000
Copper concentrate [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item	284,566	267,872
Embedded derivatives, maturity	January 2022 to May 2022	January 2021 to May 2021
Derivative financial asset liabilities	$ 13,335,000	$ 98,424,000
Copper concentrate [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 4.174	$ 2.908
Forward pricing	4.400	3.519
Copper concentrate [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 4.584	$ 3.545
Forward pricing	4.421	3.524
Copper cathode [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item		3,964
Embedded derivatives, maturity		January 2021
Forward pricing	4.421	3.519
Derivative financial asset liabilities		$ (235,000)
Copper cathode [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing		3.535
Copper cathode [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing		$ 3.612
Molybdenum [Member]
Disclosure Of Embedded derivatives [Line Items]
Quantity of Metal | item		3,382
Embedded derivatives, maturity		January 2021 to February 2021
Forward pricing	16.456	8.658
Derivative financial asset liabilities		$ 3,245,000
Molybdenum [Member] | Minimum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 16.659	7.360
Molybdenum [Member] | Maximum
Disclosure Of Embedded derivatives [Line Items]
Provisional pricing	$ 16.773	$ 7.884